Revenue - Summary of Group Revenue Disaggregated By Type of Revenue Stream and By Reportable Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	$ 1,147	$ 894	$ 606
Incentive management fees	103	62	35
Central revenue	199	197	182
Revenue from fee business	1,449	1,153	823
Revenue from owned, leased and managed lease hotels	394	237	169
System Fund revenues (note 32)	1,217	928	765
Reimbursement of costs	832	589	637
Total revenue	3,892	2,907	2,394
Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,843	1,390	992
Americas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	861	683	452
Incentive management fees	18	8	5
Revenue from fee business	879	691	457
Revenue from owned, leased and managed lease hotels	126	83	55
Americas [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,005	774	512
EMEAA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	215	120	93
Incentive management fees	69	29	14
Revenue from fee business	284	149	107
Revenue from owned, leased and managed lease hotels	268	154	114
EMEAA [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	552	303	221
Greater China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	71	91	61
Incentive management fees	16	25	16
Revenue from fee business	87	116	77
Greater China [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	87	116	77
Central [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	0	0
Incentive management fees	0	0
Central revenue	199	197	182
Revenue from fee business	199	197	182
Central [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 199	$ 197	$ 182